Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to shareholders of the company		$ (1,893)		$ (3,508)		$ (3,362)		$ (4,815)		$ 7,589	[1]	$ 9,662	[1]
Net loss attributable to shareholders of preferred shares		(76)		(938)		(185)		(1,279)		(1,582)	[1]	(3,954)	[1]
Net loss used in the calculation of basic net loss per share		$ (1,817)		$ (2,570)		$ (3,177)		$ (3,536)		$ 6,007	[1]	$ 5,709	[1]
Net loss per share	[2]	$ (0.6)	[3]	$ (1.35)	[3]	$ (1.2)	[3]	$ (1.95)	[3]	$ (2.67)		$ (5.94)
Weighted average number of common shares		2,855,428	[2],[3]	1,940,561	[2],[3]	2,809,754	[2],[3]	1,877,701	[2],[3]	2,201,992	[1]	963,047	[1]

[1]	December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	Share data for periods prior to the reverse recapitalization represents the legal equity structure of Microbot Ltd. with the number of shares adjusted to retroactively reflect the one-to-nine Reverse Stock Split effected on November 28, 2016 as well as the reverse recapitalization consummated on November 28, 2016.
[3]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.